Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 1,986,039	$ 1,577,274
Mutual funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,939,644	1,527,286
Mutual funds | Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	272,340	271,711
Mutual funds | Domestic equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,020,867	741,392
Mutual funds | International equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	92,175	79,254
Mutual funds | Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	554,262	434,929
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	45,515	49,282
Other funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 880	$ 706